Consolidated Statements of Condition - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and noninterest-bearing deposits with banks	$ 12,512	$ 9,475
Interest-bearing deposits with banks	27,654	36,055
Total cash and cash equivalents	40,166	45,530
Certificates of deposit in financial institutions	1,670	1,715
Securities available for sale	96,490	91,651
Securities held to maturity (estimated fair value: 2016 - $19,171; 2015 - $20,790)	18,665	19,903
Restricted investments in bank stocks	7,506	6,576
Total loans	734,901	585,752
Less: Allowance for loan losses	(7,699)	(6,648)
Net loans	727,202	579,104
Premises and equipment, net	12,783	10,404
Other real estate owned	2,129	2,358
Accrued interest receivable	2,315	1,819
Goodwill	7,801	1,267
Other intangible assets, net	670
Bank owned life insurance and annuity assets	29,349	28,352
Other assets	7,894	7,606
Total assets	954,640	796,285
Liabilities
Noninterest-bearing deposits	209,576	176,499
Interest-bearing deposits	580,876	484,247
Total deposits	790,452	660,746
Other borrowed funds	37,085	23,946
Subordinated debentures	8,500	8,500
Accrued liabilities	14,075	12,623
Total liabilities	850,112	705,815
Commitments and Contingent Liabilities (See Note L)
Shareholders’ Equity
Common stock ($1.00 stated value per share, 10,000,000 shares authorized; 2016 - 5,325,504 shares issued; 2015 - 4,777,414 shares issued	5,326	4,777
Additional paid-in capital	46,788	35,318
Retained earnings	69,117	65,782
Accumulated other comprehensive income (loss)	(991)	305
Treasury stock, at cost (659,739 shares)	(15,712)	(15,712)
Total shareholders’ equity	104,528	90,470
Total liabilities and shareholders’ equity	$ 954,640	$ 796,285